Registration Nos. 002-93131

811-04044

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 52	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 54	☒

(Check appropriate box or boxes.)

PARNASSUS FUNDS

(Exact Name of Registrant as Specified in Charter)

1 Market Street Suite 1600 San Francisco, California	94105
(Address of Principal Executive Offices)	(Zip Code)

(415) 778-0200

(Registrant’s Telephone Number, including Area Code)

Benjamin E. Allen Parnassus Investments 1 Market Street Suite 1600 San Francisco, California 94105	Copy to: Peter D. Fetzer Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 52 to the Registration Statement of Parnassus Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 51 on Form N-1A filed April 30, 2019 and effective April 30, 2019. This PEA No. 52 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 51 to the Trust’s Registration Statement.

S-1

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City and County of San Francisco and the State of California on the 13th day of May 2019.

PARNASSUS FUNDS
(Registrant)

By:	/s/ Benjamin E. Allen
Benjamin E. Allen, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Benjamin E. Allen Benjamin E. Allen	Principal Executive Officer	May 13, 2019

/s/ Marc C. Mahon Marc C. Mahon	Principal Financial and Accounting Officer	May 13, 2019

/s/ Jerome L. Dodson Jerome L. Dodson	Trustee	May 13, 2019

Donald J. Boteler+	Trustee	*

Alecia A. DeCoudreaux+	Trustee	*

Kay Yun+	Trustee	*

+By:	/s/ Benjamin E. Allen
Benjamin E. Allen
Attorney-in-Fact*

*	Signature is affixed as of May 13, 2019. Power of attorney previously filed.

Signature Page

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE

Exhibit Index